40 Assets held for sale and discontinued operations (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets classified as held for sale
Cash and cash equivalents	R$ 3,222,768	R$ 2,941,727
Trade accounts receivable	3,768,242	3,120,168
Inventories	162,791
Escrow accounts	197
Property, plant and equipment	9,495,460	10,592,103
Intangible assets	6,929,456	6,332,611
Right-of-use asset	132,521
Other receivables	514,185	426,865
Assets held for sale	1,230,546
Liabilities associated with assets classified as held for sale
Accounts payable to suppliers	2,291,307	R$ 1,685,280
Lease liability	41,193
Provisions for legal claims	1,555,704
Liabilities associated with assets held for sale	756,405
Discontinued operations [member]
Assets classified as held for sale
Cash and cash equivalents	277,119
Trade accounts receivable	60,543
Inventories	6,741
Current recoverable taxes and Deferred taxes	124,262
Escrow accounts	16,086
Property, plant and equipment	716,924
Intangible assets	10,587
Right-of-use asset	11,247
Other receivables	7,037
Assets held for sale	1,230,546
Liabilities associated with assets classified as held for sale
Accounts payable to suppliers	16,916
Taxes due	35,426
Debentures	657,590
Lease liability	11,740
Provisions for legal claims	33,147
Other accounts payable	1,586
Liabilities associated with assets held for sale	R$ 756,405